MFC Bancorp and its Significant Subsidiaries (Detail Textuals 1) - Discontinued operations - Hydrocarbon properties - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Economic interest sold percentage	95.00%	95.00%
Non-cash post-tax loss in discontinued operations		$ 11,987